SUBSEQUENT EVENTS (Details) Unit_Standard_pure_ItFMYXhfEkWGwmi5JuP6wQ in Millions	1 Months Ended					4 Months Ended
	Feb. 28, 2026 USD ($) CNY (¥)	Feb. 28, 2026 USD ($) item	Feb. 28, 2026 USD ($)	Feb. 28, 2026 USD ($)	Nov. 30, 2025 USD ($)	Apr. 16, 2026 item
Second Batch Of Default Under Loan Agreement, Tranches 3 To 5 And 7
SUBSEQUENT EVENTS
Number of notices received | item		5
Nanyang Biologics Private Ltd | Second Convertible Note Agreement
SUBSEQUENT EVENTS
Principal amount of convertible note					$ 1,000,000
Pre-Money equity valuation					50,000,000
Payments to acquire convertible debt					$ 1,000,000
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
Crypto asset, number of units received | item						1,425,000,000
Principal amount	$ 3,600,000	$ 3,600,000	$ 3,600,000	$ 3,600,000
SUBSEQUENT EVENTS | First Batch Of Default Under Loan Agreement, Tranches 3 To 7
SUBSEQUENT EVENTS
Number of notices received | item		5
Crypto asset transferred			0.5
SUBSEQUENT EVENTS | Tether | Second Batch Of Default Under Loan Agreement, Tranches 3 To 5 And 7
SUBSEQUENT EVENTS
Crypto asset transferred to cure default excluding single tranche default				$ 900,000
SUBSEQUENT EVENTS | Bitcoins
SUBSEQUENT EVENTS
Number of crypto asset pledged as collateral forfeited	48	48